16. Employee Benefit Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Benefit Plan Details Narrative
Contributions to the plan by the employer	$ 50,140	$ 51,296